UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2006




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA GROWTH AND TAX STRATEGY FUND - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2006



[LOGO OF USAA]
   USAA(R)

                        USAA GROWTH and
                              TAX STRATEGY Fund

                                  [GRAPHIC OF USAA GROWTH AND TAX STRATEGY FUND]

                        S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2006

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          8

SHAREHOLDER VOTING RESULTS                                                  13

FINANCIAL INFORMATION

    Portfolio of Investments                                                14

    Notes to Portfolio of Investments                                       38

    Financial Statements                                                    41

    Notes to Financial Statements                                           44

EXPENSE EXAMPLE                                                             55

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                      "

                                       SO WHAT DOES 2007 HAVE IN STORE?
                                     THE MARKETS' LONG-TERM PERFORMANCE IS
[PHOTO OF CHRISTOPHER W. CLAUS]    LIKELY TO REST ON FOUR PILLARS - INTEREST
                                       RATES, INFLATION, ECONOMIC ACTIVITY,
                                            AND CORPORATE EARNINGS.

                                                      "

                                                                   December 2006
--------------------------------------------------------------------------------

         As one year ends and another begins, it can be worthwhile to review what happened and what opportunities and risks may lie ahead. Overall, 2006 saw surprisingly strong performance from the equity market. Although stocks experienced a normal (yet painful) correction during May and June, they rebounded during the latter half of the year. For the majority of 2006, however, the driving force in the equity markets was a "junk" rally in which many low-quality companies outperformed higher-quality companies. This phenomenon is not likely to continue. In the bond market, longer-term interest rates fell below short-term rates (creating an inverted yield curve), signaling the markets' belief that the Federal Reserve Board (the Fed) would cut short-term rates in the future.

         In the wider world, hostilities continued in the Middle East, and U.S. midterm elections led to a changing of the guard in Congress. Despite predictions of major storms, the hurricane season was tame, which helped reduce the cost of oil. The dollar declined relative to the world's other major currencies, such as the euro, the yen, and the pound. And while U.S. economic growth slowed, the global economy continued to expand.

         So what does 2007 have in store? The markets' long-term performance is likely to rest on four pillars - interest rates, inflation, economic activity, and corporate earnings. As of this writing, the Fed is on hold, and Fed governors are weighing the need for another rate increase. In the past, the Fed has raised rates too high and caused a recession, but this time, Chairman Ben Bernanke seems to be waiting to see if the lagging effects of previous rate increases and a slowdown in housing and manufacturing activity can curb inflation and keep it at 2% or less.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The markets appear to believe the Fed can engineer a soft landing - where inflation moderates and economic activity is neither too low nor too high but "just right." If this "Goldilocks" scenario occurs, both the fixed-income and equity markets could have another solid year. Even so, investors can expect some periods of volatility that may test their patience and challenge their tolerance for risk.

         The U.S. economy is on a sound footing and has the potential to sustain a growth rate of 2% to 2.5%. The global economic outlook remains positive, especially in Europe and Asian-Pacific countries. Precious metals and minerals, particularly gold, have the potential to perform well because of strong demand and the weakness of the U.S. dollar. (The value of the dollar and the price of gold tend to move in opposite directions.)

         Whatever happens in 2007, we will continue working in your best interests. We will maintain our focus on quality and will seek out investment opportunities that add value while evaluating the risks that could affect them.

         From all of us, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /S/ CHRISTOPHER W. CLAUS

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall. o Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF CLIFFORD A. GLADSON]       CLIFFORD A. GLADSON, CFA
                                       USAA Investment Management Company
                                       (Bonds and Money Market Instruments)

[PHOTO OF CHRISTOPHER A. FRONK]      CHRISTOPHER A. FRONK, CPA, CFA
                                       Northern Trust Investments, N.A.
                                       (Blue Chip Stocks)

[PHOTO OF LAURA L. MELDRUM]          LAURA L. MELDRUM
                                       Northern Trust Investments, N.A.
                                       (Blue Chip Stocks)

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended November 30, 2006, the USAA Growth and Tax Strategy Fund had a total return of 7.35%. This compares to a total return of 11.32% for the S&P 500 Index, 9.29% for the Russell 1000 Growth Index, 8.28% for the Lipper Balanced Funds Index, 7.19% for the Composite Index (comprised of 51% of the Lipper General Municipal Bond Funds Index and 49% of the Lipper Large-Cap Core Funds Index), and 4.53% for the Lehman Brothers Municipal Bond Index.

HOW DID THE FUND PERFORM VERSUS OTHER BALANCED FUNDS?

         It's essential that shareholders understand the unique nature of the Fund when comparing its performance.

         The Fund is a balanced fund with a difference: It is designed to serve as a single fund solution for the tax-sensitive investor. The Fund combines tax-free bonds and tax-managed exposure to the S&P 500 Index. In order to pass income from its municipal bonds to you on a tax-free basis, the Fund must keep at least 50% of its assets in tax-free securities at each fiscal quarter-end, according to IRS Code. Because this fixed-income exposure is higher than the "neutral" 40% allocation of the typical balanced fund, it can

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         REFER TO PAGE 10 FOR BENCHMARK DEFINITIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         cause the Fund to lag the Lipper Balanced Funds Index when stocks have higher returns than bonds, as was the case during the reporting period. Of course, this means that when bonds do better than stocks, your Fund tends to have a built-in advantage over most balanced funds.

         In addition, your Fund pays dividends that are largely free from federal income taxes, while most balanced funds pay only taxable dividends. We should also note that the Fund has not invested in tax-free bonds that are subject to the alternative minimum tax (AMT).

         Finally, in managing the stock portion of the Fund, Northern Trust Investments, N.A. (NTI) uses an enhanced index strategy with an innovative tax management overlay, seeking to outperform the S&P 500 Index on an after-tax basis while minimizing realized capital gain distributions.

         Taken together, these characteristics mean that your after-tax performance depends to a large degree on your tax bracket.

IF THE FUND IS SO TAX-EFFICIENT, WHY DID I RECEIVE A TAXABLE CAPITAL GAIN?

         Previously, the Fund's equity manager had a growth-oriented style. On December 1, 2005, USAA Investment Management Company (IMCO) and the Fund's Board of Trustees (the Board) made a decision to enhance the Fund's future tax efficiency and diversify its equity exposure by employing NTI to manage the blue chip stocks portion of the Fund.

         When the shift was made, we had to sell many stocks to bring the equity portfolio in line with the S&P 500 Index. This produced

         SOME INCOME MAY BE SUBJECT TO STATE OR LOCAL TAXES OR THE FEDERAL ALTERNATIVE MINIMUM TAX.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

         a realized capital gain for the Fund which, by law, had to be distributed to shareholders by December 31, 2006.

         There is some good news here. First, over the past year, the S&P 500 Index (+14.22%) significantly outperformed the Russell 1000 Growth Index (+8.36%) - so capital gains aside, the switch proved beneficial for shareholders in terms of investment performance. Second, the capital gains from the restructuring are behind us after the December 2006 distribution. We now have in place what IMCO and the Board believe is an appropriate structure in terms of achieving the Fund's investment objective.

HOW DID THE TAX-FREE BOND PORTION PERFORM DURING THE SIX MONTHS?

         Very well. Over the course of the reporting period, interest rates on long-term (20-year) AAA-rated municipal bonds fell from 4.41% to 4.05%. Since bond prices and interest rates move in opposite directions, this was a good environment for longer-term bonds.

         The Fund's fixed-income manager correctly took the view in July that long-term interest rates had peaked for the cycle and purchased bonds with maturities of 20 years and longer to lock in higher yields. The manager believes that the economy is slowing, pointing to the cooling housing market and the stagnation in domestic auto sales projections, and believes that the Federal Reserve Board's next move is likely an easing of monetary policy.

HOW DID THE NTI-MANAGED EQUITY PORTION PERFORM?

         For the six months, the equity portion performed in line with the S&P 500 Index.

         AS INTEREST RATES RISE, EXISTING BOND PRICES FALL.

 . . . C O N T I N U E D
========================--------------------------------------------------------

DOES THE FUND OWN ALL OF THE STOCKS IN THE S&P 500 INDEX?

         No. At the end of the reporting period, the Fund owned 453 stocks, almost all of which are in the S&P 500 Index. As a result of corporate activity such as mergers, acquisitions, and spinoffs, the NTI-managed portion includes a few stocks that are not in the index. However, we generally will not buy a stock that's not in the index.

         We at NTI seek to have a portfolio that has the characteristics of the index and whose performance should track the index within a fairly narrow band. With the capital gain we inherited now distributed as of December 2006, it will be our goal to minimize capital gain distributions in the future.

         From everyone at IMCO and NTI, thank you for your investment in the Fund, which continues to provide a choice for tax-sensitive investors who seek a balanced fund format.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-37.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA GROWTH AND TAX STRATEGY FUND
           (Ticker Symbol: USBLX)

OBJECTIVE
--------------------------------------------------------------------------------

         Conservative balance for the investor between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in tax-exempt bonds and money market instruments and the remainder in blue chip stocks.

--------------------------------------------------------------------------------
                                         11/30/06                   5/31/06
--------------------------------------------------------------------------------
Net Assets                            $198.6 Million            $191.8 Million
Net Asset Value Per Share                 $15.25                    $14.40

--------------------------------------------------------------------------------
        AVERAGE ANNUAL TOTAL RETURNS AND 30-DAY SEC YIELD* AS OF 11/30/06
--------------------------------------------------------------------------------

5/31/06 TO 11/30/06**       1 YEAR     5 YEARS     10 YEARS     30-DAY SEC YIELD
      7.35%                  9.22%      5.80%        5.52%            2.08%

 *CALCULATED AS PRESCRIBED BY THE SECURITIES AND EXCHANGE COMMISSION. **TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
  SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                                                           LEHMAN BROTHERS      USAA GROWTH
                 S&P 500           LIPPER BALANCED                         MUNICIPAL BOND         AND TAX           RUSSELL 1000
                  INDEX              FUNDS INDEX       COMPOSITE INDEX         INDEX           STRATEGY FUND        GROWTH INDEX
                 -------           ---------------     ---------------     ---------------     -------------        ------------
11/30/96       $10,000.00            $10,000.00          $10,000.00          $10,000.00          $10,000.00          $10,000.00
12/31/96         9,801.91              9,880.23            9,888.45            9,957.77            9,905.82            9,804.22
01/31/97        10,413.95             10,185.77           10,152.61            9,976.62           10,106.57           10,491.86
02/28/97        10,495.71             10,223.57           10,192.11           10,068.23           10,182.71           10,420.82
03/31/97        10,065.26              9,926.43            9,914.17            9,933.92            9,953.59            9,856.89
04/30/97        10,665.61             10,224.84           10,226.78           10,017.18           10,156.15           10,511.42
05/31/97        11,317.68             10,643.55           10,605.75           10,167.95           10,575.25           11,269.99
06/30/97        11,820.83             10,996.36           10,895.14           10,276.26           10,791.78           11,721.02
07/31/97        12,761.15             11,622.71           11,483.53           10,560.87           11,203.61           12,757.65
08/31/97        12,046.79             11,254.29           11,130.56           10,461.87           10,950.62           12,010.94
09/30/97        12,706.17             11,702.88           11,482.65           10,585.92           11,269.05           12,601.99
10/31/97        12,282.30             11,489.79           11,347.95           10,654.15           11,232.63           12,136.21
11/30/97        12,850.41             11,700.84           11,562.68           10,716.89           11,378.32           12,651.70
12/31/97        13,070.94             11,885.69           11,761.18           10,873.15           11,506.66           12,793.42
01/31/98        13,215.37             11,970.16           11,875.70           10,985.28           11,588.27           13,175.98
02/28/98        14,167.97             12,445.40           12,288.11           10,988.62           11,944.37           14,167.10
03/31/98        14,892.90             12,825.95           12,592.43           10,998.40           12,270.69           14,731.86
04/30/98        15,045.41             12,915.79           12,615.91           10,948.78           12,248.28           14,935.72
05/31/98        14,787.16             12,785.20           12,614.77           11,121.98           12,188.49           14,511.91
06/30/98        15,387.36             13,020.97           12,931.44           11,165.88           12,300.70           15,400.70
07/31/98        15,224.74             12,868.43           12,893.24           11,193.79           12,129.90           15,298.76
08/31/98        13,025.13             11,759.80           12,050.17           11,366.75           11,377.01           13,002.79
09/30/98        13,860.24             12,267.37           12,416.53           11,508.46           11,824.56           14,001.63
10/31/98        14,985.91             12,726.32           12,849.83           11,508.22           12,069.95           15,126.96
11/30/98        15,893.80             13,192.14           13,246.32           11,548.54           12,507.04           16,277.59
12/31/98        16,809.08             13,678.83           13,689.15           11,577.64           12,838.33           17,745.34
01/31/99        17,511.72             13,897.56           13,999.87           11,715.29           13,243.00           18,787.31
02/28/99        16,967.55             13,563.51           13,747.70           11,664.24           12,965.28           17,929.05
03/31/99        17,646.22             13,898.31           14,021.68           11,680.23           13,345.49           18,873.30
04/30/99        18,329.56             14,353.55           14,225.68           11,709.33           13,545.03           18,897.43
05/31/99        17,897.21             14,132.22           13,988.96           11,641.58           13,297.60           18,316.66
06/30/99        18,887.75             14,522.95           14,258.45           11,474.10           13,674.58           19,599.65
07/31/99        18,300.55             14,251.33           14,066.64           11,515.85           13,500.64           18,976.74
08/31/99        18,209.96             14,101.80           13,910.89           11,423.53           13,396.17           19,286.81
09/30/99        17,711.36             13,921.13           13,707.77           11,428.30           13,203.07           18,881.66
10/31/99        18,831.67             14,324.21           14,022.02           11,304.48           13,672.58           20,307.55
11/30/99        19,214.46             14,478.33           14,258.70           11,424.72           13,785.92           21,403.23
12/31/99        20,344.57             14,906.73           14,654.25           11,339.55           14,028.54           23,629.33
01/31/00        19,322.53             14,532.25           14,303.95           11,290.17           13,751.40           22,521.38
02/29/00        18,957.15             14,497.24           14,405.02           11,421.38           13,947.03           23,622.36
03/31/00        20,810.51             15,350.82           15,179.76           11,670.92           14,876.02           25,313.15
04/30/00        20,184.63             15,069.50           14,883.75           11,601.98           14,523.19           24,108.63
05/31/00        19,770.84             14,927.71           14,647.11           11,541.62           14,178.58           22,894.61
06/30/00        20,257.77             15,165.97           15,102.25           11,847.46           14,498.75           24,629.75
07/31/00        19,941.34             15,124.64           15,094.33           12,012.31           14,391.35           23,602.99
08/31/00        21,179.28             15,799.75           15,725.77           12,197.44           14,887.03           25,740.09
09/30/00        20,061.44             15,467.24           15,265.61           12,133.98           14,135.66           23,305.21
10/31/00        19,976.21             15,453.56           15,260.05           12,266.38           14,277.10           22,202.46
11/30/00        18,402.57             14,892.61           14,654.02           12,359.19           13,836.14           18,929.67
12/31/00        18,492.85             15,262.75           14,934.94           12,664.55           13,935.56           18,330.70
01/31/01        19,148.57             15,586.68           15,198.98           12,790.04           14,061.26           19,597.10
02/28/01        17,403.69             14,981.65           14,542.11           12,830.60           13,382.49           16,270.06
03/31/01        16,301.77             14,497.84           14,167.00           12,945.59           12,879.77           14,499.59
04/30/01        17,567.58             15,106.28           14,593.21           12,805.31           13,335.84           16,333.39
05/31/01        17,685.44             15,240.82           14,718.63           12,943.20           13,403.41           16,093.02
06/30/01        17,255.15             15,007.30           14,589.58           13,029.80           13,243.27           15,720.32
07/31/01        17,085.22             14,996.44           14,603.21           13,222.80           13,328.38           15,327.43
08/31/01        16,016.73             14,569.66           14,315.82           13,440.61           12,809.20           14,074.04
09/30/01        14,723.44             13,869.50           13,723.28           13,395.52           12,155.53           12,668.87
10/31/01        15,004.37             14,101.63           13,954.72           13,555.12           12,413.07           13,333.53
11/30/01        16,155.01             14,663.06           14,330.02           13,440.85           12,902.38           14,614.43
12/31/01        16,296.62             14,768.81           14,332.28           13,313.69           12,777.50           14,586.96
01/31/02        16,058.93             14,639.27           14,335.29           13,544.63           12,820.76           14,329.26
02/28/02        15,749.16             14,539.80           14,306.26           13,707.81           12,656.39           13,734.61
03/31/02        16,341.55             14,857.71           14,406.20           13,439.18           12,855.79           14,209.66
04/30/02        15,351.23             14,501.16           14,170.58           13,701.84           12,411.88           13,049.94
05/31/02        15,238.53             14,494.40           14,164.95           13,785.10           12,385.77           12,734.22
06/30/02        14,153.47             13,876.05           13,755.05           13,930.87           11,855.28           11,556.25
07/31/02        13,050.47             13,164.86           13,344.00           14,110.03           11,671.14           10,920.94
08/31/02        13,135.91             13,299.92           13,464.71           14,279.65           11,776.36           10,953.58
09/30/02        11,709.72             12,505.87           12,970.54           14,592.41           11,410.70           9,817.38
10/31/02        12,739.24             13,027.16           13,323.63           14,350.51           11,755.14           10,717.95
11/30/02        13,488.32             13,555.65           13,590.03           14,290.86           11,896.44           11,300.09
12/31/02        12,696.32             13,190.26           13,395.07           14,592.41           11,714.23           10,519.52
01/31/03        12,364.36             12,992.67           13,180.53           14,555.44           11,544.72           10,264.27
02/28/03        12,178.57             12,895.23           13,197.29           14,758.93           11,598.25           10,217.13
03/31/03        12,296.48             12,947.85           13,240.78           14,767.76           11,785.06           10,407.29
04/30/03        13,308.87             13,648.54           13,780.00           14,865.33           12,207.24           11,176.77
05/31/03        14,009.41             14,252.20           14,274.54           15,213.40           12,566.54           11,734.65
06/30/03        14,188.37             14,360.27           14,305.65           15,148.75           12,629.06           11,896.23
07/31/03        14,438.65             14,393.55           14,167.55           14,618.66           12,475.49           12,192.25
08/31/03        14,719.68             14,636.54           14,355.00           14,727.68           12,601.96           12,495.49
09/30/03        14,563.82             14,655.11           14,479.15           15,160.68           12,755.53           12,361.72
10/31/03        15,387.27             15,138.62           14,799.58           15,084.34           13,019.19           13,056.05
11/30/03        15,522.50             15,272.65           14,946.22           15,241.55           13,128.28           13,192.74
12/31/03        16,336.00             15,819.88           15,360.82           15,367.76           13,489.49           13,648.99
01/31/04        16,635.79             16,056.11           15,493.47           15,455.79           13,608.38           13,927.73
02/29/04        16,866.94             16,274.94           15,707.47           15,688.39           13,745.56           14,016.22
03/31/04        16,612.51             16,197.30           15,540.67           15,633.76           13,606.77           13,756.21
04/30/04        16,352.07             15,856.91           15,244.83           15,263.50           13,339.97           13,596.30
05/31/04        16,576.02             15,926.92           15,295.68           15,208.16           13,441.17           13,849.71
06/30/04        16,898.24             16,175.93           15,455.94           15,263.50           13,569.61           14,022.78
07/31/04        16,339.02             15,871.40           15,284.11           15,464.38           13,217.87           13,230.04
08/31/04        16,404.50             15,967.95           15,434.92           15,774.27           13,291.92           13,164.70
09/30/04        16,582.21             16,205.17           15,566.94           15,858.01           13,635.69           13,289.91
10/31/04        16,835.54             16,380.41           15,734.04           15,994.47           13,952.15           13,497.18
11/30/04        17,516.52             16,821.65           15,967.00           15,862.54           14,324.45           13,961.47
12/31/04        18,112.39             17,241.56           16,317.09           16,056.26           14,748.81           14,508.87
01/31/05        17,670.91             17,019.45           16,218.63           16,206.32           14,517.10           14,025.03
02/28/05        18,042.58             17,260.23           16,345.78           16,152.40           14,627.92           14,174.29
03/31/05        17,723.41             17,022.59           16,136.19           16,050.53           14,383.72           13,916.04
04/30/05        17,387.44             16,818.04           16,088.32           16,303.65           14,333.07           13,651.03
05/31/05        17,940.20             17,203.69           16,407.49           16,418.88           14,839.54           14,311.50
06/30/05        17,965.90             17,327.32           16,486.96           16,520.75           15,074.26           14,258.75
07/31/05        18,633.74             17,712.36           16,744.05           16,446.08           15,390.00           14,955.64
08/31/05        18,463.81             17,763.59           16,756.23           16,612.12           15,339.08           14,763.03
09/30/05        18,613.28             17,834.01           16,790.41           16,500.23           15,467.11           14,831.01
10/31/05        18,302.82             17,554.00           16,640.34           16,400.03           15,293.09           14,686.86
11/30/05        18,994.38             17,980.17           16,991.24           16,478.76           15,661.60           15,320.53
12/31/05        19,001.07             18,137.66           17,096.54           16,620.47           15,785.13           15,272.50
01/31/06        19,504.16             18,570.62           17,354.61           16,665.32           15,950.02           15,540.62
02/28/06        19,556.92             18,547.38           17,386.07           16,777.21           16,048.95           15,515.92
03/31/06        19,800.31             18,727.99           17,488.85           16,661.50           16,045.21           15,745.03
04/30/06        20,066.01             18,932.19           17,569.79           16,655.78           16,133.74           15,723.61
05/31/06        19,489.20             18,556.81           17,354.23           16,729.97           15,934.55           15,190.65
06/30/06        19,515.07             18,545.71           17,325.80           16,666.99           15,902.45           15,130.71
07/31/06        19,635.36             18,632.27           17,404.23           16,865.23           16,047.32           14,842.53
08/31/06        20,101.84             18,990.61           17,747.77           17,115.49           16,325.92           15,305.61
09/30/06        20,619.53             19,264.37           17,994.11           17,234.54           16,589.96           15,726.18
10/31/06        21,290.99             19,713.16           18,347.27           17,342.61           16,892.82           16,279.01
11/30/06        21,695.20             20,092.90           18,601.32           17,487.18           17,105.95           16,602.06

                                                           [END CHART]

         DATA FROM 11/30/96 THROUGH 11/30/06.

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

         The graph on page 9 illustrates the comparison of a $10,000 hypothetical investment in the USAA Growth and Tax Strategy Fund to the following benchmarks:

         o The S&P 500 Index is an unmanaged index representing the weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index. The S&P 500 Index is replacing the Russell 1000 Growth Index as the Fund's comparable broad-based securities index, because the S&P 500 Index is representative of the stocks in which NTI intends to invest and, thus, provides a more appropriate comparison for the Fund.

         o The Lipper Balanced Funds Index tracks the total return performance of the 30 largest funds within the Lipper Balanced Funds category.

         o The Composite Index is comprised of 51% of the Lipper General Municipal Bond Funds Index and 49% of the Lipper Large-Cap Core Funds Index. The Lipper General Municipal Debt Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that invest at least 65% of their assets in municipal debt issues in the top four credit categories, and the Lipper Large-Cap Core Funds Index tracks the total return performance of the 30 largest funds within this category. This category includes funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) of greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth figure, compared to the S&P 500 Index.

         o The Lehman Brothers Municipal Bond Index is an unmanaged benchmark of total return performance for the long-term, investment-grade, tax-exempt bond market.

         o The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

 . . . C O N T I N U E D
========================--------------------------------------------------------

--------------------------------------------------------------------------------
                             TAX-EXEMPT SECURITIES
                                 TOP 5 HOLDINGS
                                (% of Net Assets)
--------------------------------------------------------------------------------

Texas - Lewisville RB, Series 1998B                                         3.3%

Wisconsin - Univ. of Wisconsin Hospitals and Clinics Auth. RB, Series 2000  3.3%

Connecticut - Mashantucket (Western) Pequot Tribe RB, Series 1997B          3.1%

Texas - Northwest ISD GO                                                    2.9%

Georgia - Atlanta Airport RB, Series 2000A                                  2.4%
--------------------------------------------------------------------------------

----------------------------------------------
              TOP 10 INDUSTRIES
              (% of Net Assets)
----------------------------------------------

Pharmaceuticals                           3.4%

Integrated Oil & Gas                      3.3%

Other Diversified Financial Services      2.5%

Computer Hardware                         1.9%

Industrial Conglomerates                  1.8%

Integrated Telecommunication Services     1.6%

Investment Banking & Brokerage            1.4%

Systems Software                          1.4%

Aerospace & Defense                       1.3%

Communications Equipment                  1.3%
----------------------------------------------

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 14-37.

12

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

---------------------------------------------------
               TOP 5 EQUITY HOLDINGS
                 (% of Net Assets)
---------------------------------------------------

Exxon Mobil Corp.                              2.0%

General Electric Co.                           1.2%

Bank of America Corp.                          0.9%

Citigroup, Inc.                                0.9%

Pfizer, Inc.                                   0.9%
---------------------------------------------------

                   ASSET ALLOCATION
                      11/30/2006

                         [PIE CHART OF ASSET ALLOCATION]

Tax-Exempt Bonds                              49.9%
Blue Chip Stocks                              49.2%
Tax-Exempt Money Market Instruments            2.2%

                   [END CHART]

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Investment Trust (the Trust). Votes shown for Proposal 1 are for the entire series of the Trust. Votes shown for Proposal 2 are for the USAA Growth and Tax Strategy Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Trustees.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
      TRUSTEES                        FOR                      VOTES WITHHELD
--------------------------------------------------------------------------------
Richard A. Zucker                 326,660,678                     6,558,674
Barbara B. Dreeben                326,423,871                     6,795,482
Robert L. Mason, Ph.D.            326,749,557                     6,469,795
Michael F. Reimherr               326,757,132                     6,462,221
Christopher W. Claus              326,747,028                     6,472,324

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
   FOR                 AGAINST             ABSTAIN           BROKER NON-VOTE*
--------------------------------------------------------------------------------
7,107,000             101,036              114,214               139,559

         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
               TAX-EXEMPT SECURITIES (52.1%)

               TAX-EXEMPT BONDS (49.9%)

               ARIZONA (1.2%)
  $ 2,250      Univ. Medical Center Corp. Hospital RB,
                 Series 2005                                      5.00%        7/01/2035        $  2,337
                                                                                                --------
               ARKANSAS (1.4%)
    2,500      Conway Health Facilities Board Hospital RB,
                 Series 1999A                                     6.40         8/01/2029           2,683
                                                                                                --------
               CALIFORNIA (0.7%)
    4,435      West Contra Costa USD GO, Series D (INS)           5.05(a)      8/01/2034           1,345
                                                                                                --------
               COLORADO (0.3%)
      500      Univ. of Colorado Hospital Auth. RB,
                 Series 2006A                                     5.00        11/15/2037             520
                                                                                                --------
               CONNECTICUT (3.1%)
    6,000      Mashantucket (Western) Pequot Tribe RB,
                 Series 1997B(b)                                  5.75         9/01/2027           6,165
                                                                                                --------
               GEORGIA (2.4%)
    4,500      Atlanta Airport RB, Series 2000A (INS)(PRE)(c)     5.60         1/01/2030           4,815
                                                                                                --------
               HAWAII (0.5%)
    1,000      State GO, Series 2003DA (INS)                      5.25         9/01/2019           1,093
                                                                                                --------
               INDIANA (0.8%)
               Health and Educational Facility Auth. RB,
      550        Series 2006A                                     5.25         2/15/2036             592
    1,000        Series 2006A                                     5.00         2/15/2039           1,045
                                                                                                --------
                                                                                                   1,637
                                                                                                --------
               LOUISIANA (0.6%)
    1,075      Local Government Environmental Facilities and
                 Community Development Auth. RB,
                 Series 2000 (INS)                                6.55         9/01/2025           1,201
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
               MAINE (1.6%)
  $ 3,000      Health and Higher Educational Facilities
                 Auth. RB, Series 2000C (INS)                     5.75%        7/01/2030        $  3,234
                                                                                                --------
               MASSACHUSETTS (2.3%)
               Water Pollution Abatement Trust RB,
    2,455        Series 11                                        4.50         8/01/2035           2,488
    2,000        Series 12(d)                                     4.38         8/01/2036           2,008
                                                                                                --------
                                                                                                   4,496
                                                                                                --------
               MICHIGAN (5.8%)
    4,000      Detroit Sewage Disposal RB,
                 Series 1999A (INS)(PRE)(c)                       5.75         7/01/2026           4,295
               Hospital Finance Auth. RB,
    4,000        Series 1996                                      6.25        10/01/2027           4,085
    3,000        Series 2005 (INS)                                5.00        11/15/2026           3,203
                                                                                                --------
                                                                                                  11,583
                                                                                                --------
               MISSOURI (0.8%)
    1,500      Health and Educational Facility Auth. RB,
                 Series 2005A                                     5.38         2/01/2035           1,591
                                                                                                --------
               MONTANA (0.5%)
               Facility Finance Auth. RB,
      560        Series 2002 (Providence Services) (INS)(PRE)     4.75        12/01/2021             595
      440        Series 2002 (Providence Services) (INS)          4.75        12/01/2021             457
                                                                                                --------
                                                                                                   1,052
                                                                                                --------
               NEW JERSEY (0.5%)
    1,000      Middlesex County Improvement Auth. RB,
                 Series 2004A                                     5.00         8/15/2023           1,049
                                                                                                --------
               NEW MEXICO (0.5%)
    1,000      Farmington PCRB, Series 2003B                      4.88         4/01/2033           1,040
                                                                                                --------
               NEW YORK (7.7%)
               Dormitory Auth. RB,
    1,000        Mortgage Hospital Kaleida Health (INS)           4.70         2/15/2035           1,026
    1,000        Mortgage Hospital Special Surgery (INS)          4.50         8/15/2025           1,024

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)      SECURITY                                           RATE           MATURITY          (000)
--------------------------------------------------------------------------------------------------------
  $ 1,000      Environmental Facilities Corp. RB,
                 Series 2004E                                     5.00%         6/15/2025       $  1,074
               MTA RB,
    4,000        Series 2000A (PRE)                               6.00          4/01/2030          4,317
    3,000        Series 2005F                                     5.00         11/15/2030          3,209
               New York City GO,
    2,395        Series 2000A (PRE)                               6.00          5/15/2020          2,612
      295        Series 2000A                                     6.00          5/15/2020            319
    1,500      New York City Housing Development Corp.
                 RB, Series 2005A (Capital Funding
                 Project) (INS)                                   5.00          7/01/2025          1,616
                                                                                                --------
                                                                                                  15,197
                                                                                                --------
               NORTH CAROLINA (0.8%)
    1,500      Charlotte-Mecklenberg Hospital Auth. RB,
                 Series 2005A                                     4.88          1/15/2032          1,561
                                                                                                --------
               RHODE ISLAND (0.1%)
      205      Housing and Mortgage Finance Corp. SFH RB,
                 Series 15-A                                      6.85         10/01/2024            205
                                                                                                --------
               TEXAS (13.4%)
    4,000      Houston Utility Systems RB, Series 2004A (INS)     5.13          5/15/2028          4,303
    5,675      Lewisville RB, Series 1998B (INS)                  5.80          9/01/2025          6,616
    2,000      Lower Colorado River Auth. RB,
                 Series 2006A (INS)(d)                            4.50          5/15/2036          2,021
   27,940      Northwest ISD GO (NBGA)(PRE)                       6.38(a)       8/15/2032          5,829
    2,330      Northwest ISD GO (NBGA)                            6.38(a)       8/15/2032            481
    2,000      Pflugerville GO, Series 2003A (INS)                5.00          8/01/2028          2,128
    1,500      Public Finance Auth. RB, Series A (INS)            5.00          2/15/2036          1,548
    3,420      San Antonio Water System RB, Series 2002A (INS)    5.50          5/15/2018          3,728
                                                                                                --------
                                                                                                  26,654
                                                                                                --------
               WASHINGTON (1.3%)
    1,500      Economic Development Finance Auth. RB (INS)        5.00          6/01/2038          1,597
    1,000      Vancouver Downtown Redevelopment Auth. RB,
                 Series 2003A (INS)                               5.00          1/01/2023          1,031
                                                                                                --------
                                                                                                   2,628
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                         MARKET
   AMOUNT                                                       COUPON                             VALUE
    (000)     SECURITY                                            RATE          MATURITY           (000)
--------------------------------------------------------------------------------------------------------
              WISCONSIN (3.6%)
   $  500     Muskego Norway School District GO (INS)(PRE)        5.00%        4/01/2022        $    535
    6,030     Univ. of Wisconsin Hospitals and Clinics Auth.
                RB, Series 2000 (INS)(PRE)                        6.13         4/01/2021           6,562
                                                                                                --------
                                                                                                   7,097
                                                                                                --------
              Total Tax-Exempt Bonds (cost: $92,089)                                              99,183
                                                                                                --------
              TAX-EXEMPT MONEY MARKET INSTRUMENTS (2.2%)

              VARIABLE-RATE DEMAND NOTES (2.0%)(e)
              ------------------------------------
              ILLINOIS (1.5%)
    3,000     Educational Facilities Auth. RB,
                Series 2001 (LOC - Harris, N.A.)                  3.69        10/01/2031           3,000
                                                                                                --------
              NEW YORK (0.5%)
      900     New York City GO, Fiscal 2005 C-3 (INS)(LIQ)        3.46         8/15/2029             900
                                                                                                --------
                                                                                                   3,900
                                                                                                --------

   NUMBER
OF SHARES
---------
              MONEY MARKET FUNDS (0.2%)
              -------------------------
  473,569     SSgA Tax Free Money Market Fund, 3.05%(f)                                              474
                                                                                                --------
              Total Tax-Exempt Money Market Instruments
                (cost: $4,374)                                                                     4,374
                                                                                                --------
              Total Tax-Exempt Securities (cost: $96,463)                                        103,557
                                                                                                --------
              BLUE CHIP STOCKS (49.2%)

              CONSUMER DISCRETIONARY (5.3%)
              -----------------------------
              ADVERTISING (0.1%)
    4,110     Interpublic Group of Companies, Inc.*                                                   49
    1,600     Omnicom Group, Inc.                                                                    164
                                                                                                --------
                                                                                                     213
                                                                                                --------
              APPAREL & ACCESSORIES & LUXURY GOODS (0.2%)
    3,600     Coach, Inc.*                                                                           155
      912     Hanesbrands, Inc.*                                                                      22
    1,090     Jones Apparel Group, Inc.                                                               37

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
    1,000      Liz Claiborne, Inc.                                                              $     43
      880      VF Corp.                                                                               69
                                                                                                --------
                                                                                                     326
                                                                                                --------
               APPAREL RETAIL (0.2%)
    5,060      Gap, Inc.                                                                              95
    3,050      Limited Brands, Inc                                                                    97
    4,400      TJX Companies, Inc.                                                                   120
                                                                                                --------
                                                                                                     312
                                                                                                --------
               AUTO PARTS & EQUIPMENT (0.0%)(g)
    1,000      Johnson Controls, Inc.                                                                 81
                                                                                                --------
               AUTOMOBILE MANUFACTURERS (0.2%)
   17,580      Ford Motor Co.                                                                        143
    5,450      General Motors Corp.                                                                  159
                                                                                                --------
                                                                                                     302
                                                                                                --------
               AUTOMOTIVE RETAIL (0.1%)
    1,430      AutoNation, Inc.*                                                                      30
      600      AutoZone, Inc.*                                                                        68
                                                                                                --------
                                                                                                      98
                                                                                                --------
               BROADCASTING & CABLE TV (0.6%)
    7,260      CBS Corp. "B"                                                                         216
    4,600      Clear Channel Communications, Inc.                                                    162
   19,685      Comcast Corp. "A"*                                                                    796
      820      E.W. Scripps Co. "A"                                                                   40
    2,000      Univision Communications, Inc. "A"*                                                    71
                                                                                                --------
                                                                                                   1,285
                                                                                                --------
               CASINOS & GAMING (0.1%)
    1,780      Harrah's Entertainment, Inc.                                                          140
    3,000      International Game Technology, Inc.                                                   131
                                                                                                --------
                                                                                                     271
                                                                                                --------
               COMPUTER & ELECTRONICS RETAIL (0.0%)(g)
    1,300      Circuit City Stores, Inc.                                                              32
    1,310      RadioShack Corp.                                                                       23
                                                                                                --------
                                                                                                      55
                                                                                                --------
               CONSUMER ELECTRONICS (0.0%)(g)
      650      Harman International Industries, Inc.                                                  68
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               DEPARTMENT STORES (0.4%)
      700      Dillard's, Inc. "A"                                                              $     25
    5,140      Federated Department Stores, Inc.                                                     216
    2,075      J.C. Penney Co., Inc.                                                                 161
    3,220      Kohl's Corp.*                                                                         224
    2,080      Nordstrom, Inc.                                                                       102
      500      Sears Holdings Corp.*                                                                  86
                                                                                                --------
                                                                                                     814
                                                                                                --------
               FOOTWEAR (0.1%)
    1,820      NIKE, Inc. "B"                                                                        180
                                                                                                --------
               GENERAL MERCHANDISE STORES (0.3%)
    1,000      Big Lots, Inc.*                                                                        22
    2,940      Dollar General Corp.                                                                   46
    1,780      Family Dollar Stores, Inc.                                                             50
    8,040      Target Corp.                                                                          467
                                                                                                --------
                                                                                                     585
                                                                                                --------
               HOME IMPROVEMENT RETAIL (0.5%)
   15,900      Home Depot, Inc.                                                                      604
   11,410      Lowe's Companies, Inc.                                                                344
    1,100      Sherwin-Williams Co.                                                                   69
                                                                                                --------
                                                                                                   1,017
                                                                                                --------
               HOMEBUILDING (0.0%)(g)
    1,200      Centex Corp.                                                                           66
      550      Lennar Corp. "A"                                                                       29
                                                                                                --------
                                                                                                      95
                                                                                                --------
               HOMEFURNISHING RETAIL (0.1%)
    2,600      Bed Bath & Beyond, Inc.*                                                              101
                                                                                                --------
               HOTELS, RESORTS, & CRUISE LINES (0.3%)
    4,190      Carnival Corp.                                                                        205
    2,925      Hilton Hotels Corp.                                                                    96
    3,250      Marriott International, Inc. "A"                                                      147
    1,440      Starwood Hotels and Resorts, Inc.                                                      92
                                                                                                --------
                                                                                                     540
                                                                                                --------
               HOUSEHOLD APPLIANCES (0.1%)
      730      Black & Decker Corp.                                                                   62
      525      Snap-On, Inc.                                                                          25

20

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
      780      Stanley Works                                                                    $     40
      750      Whirlpool Corp.                                                                        64
                                                                                                --------
                                                                                                     191
                                                                                                --------
               HOUSEWARES & SPECIALTIES (0.1%)
    1,400      Fortune Brands, Inc.                                                                  113
    2,630      Newell Rubbermaid, Inc.                                                                75
                                                                                                --------
                                                                                                     188
                                                                                                --------
               INTERNET RETAIL (0.1%)
    2,890      Amazon.com, Inc.*                                                                     117
                                                                                                --------
               LEISURE PRODUCTS (0.1%)
    1,600      Hasbro, Inc.                                                                           43
    3,630      Mattel, Inc.                                                                           79
                                                                                                --------
                                                                                                     122
                                                                                                --------
               MOTORCYCLE MANUFACTURERS (0.1%)
    2,510      Harley-Davidson, Inc.                                                                 185
                                                                                                --------
               MOVIES & ENTERTAINMENT (0.9%)
   21,750      News Corp. "A"                                                                        448
   29,760      Time Warner, Inc.                                                                     599
    5,570      Viacom, Inc. "B"*                                                                     209
   16,875      Walt Disney Co.                                                                       558
                                                                                                --------
                                                                                                   1,814
                                                                                                --------
               PHOTOGRAPHIC PRODUCTS (0.0%)(g)
    2,200      Eastman Kodak Co.                                                                      57
                                                                                                --------
               PUBLISHING (0.2%)
      620      Dow Jones & Co., Inc.                                                                  22
    2,180      Gannett Co., Inc.                                                                     130
    2,990      McGraw-Hill Companies, Inc.                                                           199
      410      Meredith Corp.                                                                         22
    1,300      New York Times Co. "A"                                                                 32
    2,510      Tribune Co.                                                                            80
                                                                                                --------
                                                                                                     485
                                                                                                --------
               RESTAURANTS (0.3%)
    1,250      Darden Restaurants, Inc.                                                               50
    8,500      McDonald's Corp.                                                                      357

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
    2,400      Starbucks Corp.*                                                                 $     85
      826      Tim Hortons, Inc.                                                                      25
      610      Wendy's International, Inc.                                                            20
    1,300      Yum! Brands, Inc.                                                                      80
                                                                                                --------
                                                                                                     617
                                                                                                --------
               SPECIALIZED CONSUMER SERVICES (0.0%)(g)
    3,040      H&R Block, Inc.                                                                        73
                                                                                                --------
               SPECIALTY STORES (0.2%)
    2,680      Office Depot, Inc.*                                                                   102
      710      OfficeMax, Inc.                                                                        33
    6,730      Staples, Inc.                                                                         171
    1,260      Tiffany & Co.                                                                          49
                                                                                                --------
                                                                                                     355
                                                                                                --------
               TIRES & RUBBER (0.0%)(g)
    1,700      Goodyear Tire & Rubber Co.*                                                            29
                                                                                                --------
               Total Consumer Discretionary                                                       10,576
                                                                                                --------
               CONSUMER STAPLES (4.6%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.1%)
    5,800      Archer-Daniels-Midland Co.                                                            204
                                                                                                --------
               BREWERS (0.2%)
    7,450      Anheuser-Busch Companies, Inc.                                                        354
      500      Molson Coors Brewing Co. "B"                                                           35
                                                                                                --------
                                                                                                     389
                                                                                                --------
               DISTILLERS & VINTNERS (0.0%)(g)
      200      Brown-Forman Corp. "B"                                                                 14
    1,890      Constellation Brands, Inc. "A"*                                                        53
                                                                                                --------
                                                                                                      67
                                                                                                --------
               DRUG RETAIL (0.3%)
    7,350      CVS Corp.                                                                             212
    9,370      Walgreen Co.                                                                          379
                                                                                                --------
                                                                                                     591
                                                                                                --------
               FOOD DISTRIBUTORS (0.1%)
    5,770      Sysco Corp.                                                                           207
                                                                                                --------

22

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               FOOD RETAIL (0.2%)
    6,940      Kroger Co.                                                                       $    149
    3,950      Safeway, Inc.                                                                         122
    1,970      SUPERVALU, Inc.                                                                        67
                                                                                                --------
                                                                                                     338
                                                                                                --------
               HOUSEHOLD PRODUCTS (1.2%)
    1,400      Clorox Co.                                                                             90
    4,770      Colgate-Palmolive Co.                                                                 310
    4,160      Kimberly-Clark Corp.                                                                  276
   25,850      Procter & Gamble Co.                                                                1,623
                                                                                                --------
                                                                                                   2,299
                                                                                                --------
               HYPERMARKETS & SUPER CENTERS (0.3%)
   13,440      Wal-Mart Stores, Inc.                                                                 620
                                                                                                --------
               PACKAGED FOODS & MEAT (0.5%)
    1,700      Campbell Soup Co.                                                                      65
    4,615      ConAgra Foods, Inc.                                                                   118
    3,320      General Mills, Inc.                                                                   186
    2,925      H.J. Heinz Co.                                                                        130
    1,600      Hershey Co.                                                                            85
    1,580      Kellogg Co.                                                                            79
    1,200      McCormick & Co., Inc.                                                                  46
    7,100      Sara Lee Corp.                                                                        118
    2,300      Tyson Foods, Inc. "A"                                                                  36
    2,000      Wm. Wrigley Jr. Co.                                                                   105
                                                                                                --------
                                                                                                     968
                                                                                                --------
               PERSONAL PRODUCTS (0.1%)
      880      Alberto Culver Co. "B"                                                                 18
    4,175      Avon Products, Inc.                                                                   136
    1,210      Estee Lauder Companies, Inc. "A"                                                       50
      880      Sally Beauty Co., Inc.*                                                                 8
                                                                                                --------
                                                                                                     212
                                                                                                --------
               SOFT DRINKS (0.8%)
   18,360      Coca-Cola Co.                                                                         860
    1,685      Coca-Cola Enterprises, Inc.                                                            35
   10,800      PepsiCo, Inc.                                                                         669
                                                                                                --------
                                                                                                   1,564
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               TOBACCO (0.8%)
   16,500      Altria Group, Inc.                                                               $  1,389
    1,400      Reynolds American, Inc.                                                                90
    1,890      UST, Inc.                                                                             106
                                                                                                --------
                                                                                                   1,585
                                                                                                --------
               Total Consumer Staples                                                              9,044
                                                                                                --------
               ENERGY (5.1%)
               -------------
               COAL & CONSUMABLE FUELS (0.1%)
    1,690      CONSOL Energy, Inc.                                                                    62
                                                                                                --------
               INTEGRATED OIL & GAS (3.3%)
   16,700      Chevron Corp.                                                                       1,208
    7,370      ConocoPhillips                                                                        496
   51,690      Exxon Mobil Corp.                                                                   3,970
    2,200      Hess Corp.                                                                            110
    3,420      Marathon Oil Corp.                                                                    323
    1,720      Murphy Oil Corp.                                                                       93
    8,100      Occidental Petroleum Corp.                                                            408
                                                                                                --------
                                                                                                   6,608
                                                                                                --------
               OIL & GAS DRILLING (0.2%)
    2,900      Nabors Industries Ltd.*                                                                98
    1,260      Noble Corp.                                                                            97
    1,000      Rowan Companies, Inc.                                                                  36
    2,330      Transocean, Inc.*                                                                     182
                                                                                                --------
                                                                                                     413
                                                                                                --------
               OIL & GAS EQUIPMENT & SERVICES (0.7%)
    3,190      Baker Hughes, Inc.                                                                    234
    2,820      BJ Services Co.                                                                        95
    1,600      National-Oilwell Varco, Inc.*                                                         107
    9,850      Schlumberger Ltd.                                                                     675
    1,850      Smith International, Inc.                                                              78
    3,260      Weatherford International Ltd.*                                                       146
                                                                                                --------
                                                                                                   1,335
                                                                                                --------
               OIL & GAS EXPLORATION & PRODUCTION (0.5%)
    3,100      Anadarko Petroleum Corp.                                                              153
    2,000      Apache Corp.                                                                          140

24

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
    1,860      Chesapeake Energy Corp.                                                          $     63
    4,090      Devon Energy Corp.                                                                    300
    2,260      EOG Resources, Inc.                                                                   160
    3,460      XTO Energy, Inc.                                                                      175
                                                                                                --------
                                                                                                     991
                                                                                                --------
               OIL & GAS REFINING & MARKETING (0.2%)
    1,200      Sunoco, Inc.                                                                           82
    5,700      Valero Energy Corp.                                                                   314
                                                                                                --------
                                                                                                     396
                                                                                                --------
               OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    6,485      El Paso Corp.                                                                          95
    5,600      Williams Companies, Inc.                                                              155
                                                                                                --------
                                                                                                     250
                                                                                                --------
               Total Energy                                                                       10,055
                                                                                                --------
               FINANCIALS (10.4%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
    1,525      Ameriprise Financial, Inc.                                                             82
    7,150      Bank of New York Co., Inc.                                                            254
      810      Federated Investors, Inc. "B"                                                          27
      800      Franklin Resources, Inc.                                                               85
    1,940      Janus Capital Group, Inc.                                                              39
    1,180      Legg Mason, Inc.                                                                      113
    3,795      Mellon Financial Corp.                                                                153
    1,700      Northern Trust Corp.(h)                                                                97
      930      State Street Corp.                                                                     58
      200      T. Rowe Price Group, Inc.                                                               9
                                                                                                --------
                                                                                                     917
                                                                                                --------
               CONSUMER FINANCE (0.3%)
   10,040      American Express Co.                                                                  589
                                                                                                --------
               DIVERSIFIED BANKS (1.0%)
    1,480      Comerica, Inc.                                                                         86
   14,390      U.S. Bancorp                                                                          484
    6,825      Wachovia Corp.                                                                        370
   29,200      Wells Fargo & Co.                                                                   1,029
                                                                                                --------
                                                                                                   1,969
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               INSURANCE BROKERS (0.1%)
    2,920      Aon Corp.                                                                        $    104
    5,110      Marsh & McLennan Companies, Inc.                                                      161
                                                                                                --------
                                                                                                     265
                                                                                                --------
               INVESTMENT BANKING & BROKERAGE (1.4%)
    1,100      Bear Stearns Companies, Inc.                                                          168
    9,660      Charles Schwab Corp.                                                                  177
    1,700      E*TRADE Financial Corp.*                                                               41
    4,000      Goldman Sachs Group, Inc.                                                             779
    5,040      Lehman Brothers Holdings, Inc.                                                        371
    5,040      Merrill Lynch & Co., Inc.                                                             441
   10,000      Morgan Stanley                                                                        761
                                                                                                --------
                                                                                                   2,738
                                                                                                --------
               LIFE & HEALTH INSURANCE (0.9%)
    4,610      AFLAC, Inc.                                                                           204
    2,629      Lincoln National Corp.                                                                167
    5,400      MetLife, Inc.                                                                         317
      700      Principal Financial Group, Inc.                                                        40
   10,600      Prudential Financial, Inc.                                                            864
      925      Torchmark Corp.                                                                        58
    3,210      UnumProvident Corp.                                                                    66
                                                                                                --------
                                                                                                   1,716
                                                                                                --------
               MULTI-LINE INSURANCE (0.7%)
   17,025      American International Group, Inc.                                                  1,197
    2,830      Hartford Financial Services Group, Inc.                                               243
                                                                                                --------
                                                                                                   1,440
                                                                                                --------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.5%)
   32,900      Bank of America Corp.                                                               1,772
   35,760      Citigroup, Inc.                                                                     1,773
   30,600      JPMorgan Chase & Co.                                                                1,416
                                                                                                --------
                                                                                                   4,961
                                                                                                --------
               PROPERTY & CASUALTY INSURANCE (0.7%)
    3,000      ACE Ltd.                                                                              170
    5,900      Allstate Corp.                                                                        375
    1,020      Ambac Financial Group, Inc.                                                            87
    3,820      Chubb Corp.                                                                           198
    1,640      Cincinnati Financial Corp.                                                             73
    1,300      MBIA, Inc.                                                                             91

26

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
      800      Safeco Corp.                                                                     $     48
    6,650      St. Paul Travelers Companies, Inc.                                                    345
      960      XL Capital Ltd. "A"                                                                    68
                                                                                                --------
                                                                                                   1,455
                                                                                                --------
               REAL ESTATE MANAGEMENT & DEVELOPMENT (0.0%)(g)
    2,310      Realogy Corp.*                                                                         60
                                                                                                --------
               REGIONAL BANKS (0.9%)
    5,110      BB&T Corp.                                                                            220
    1,700      Commerce Bancorp, Inc.                                                                 59
    1,100      Compass Bancshares, Inc.                                                               63
    5,200      Fifth Third Bancorp                                                                   205
    1,110      First Horizon National Corp.                                                           44
    1,800      Huntington Bancshares, Inc.                                                            44
    3,725      KeyCorp                                                                               135
      700      M&T Bank Corp.                                                                         83
    1,550      Marshall & Ilsley Corp.                                                                71
    5,325      National City Corp.                                                                   192
    4,200      North Fork Bancorp., Inc.                                                             118
    2,600      PNC Financial Services Group, Inc.                                                    184
      775      Regions Financial Corp.                                                                28
    3,330      SunTrust Banks, Inc.                                                                  272
    3,005      Synovus Financial Corp.                                                                90
    1,025      Zions Bancorp                                                                          80
                                                                                                --------
                                                                                                   1,888
                                                                                                --------
               REITs - DIVERSIFIED (0.1%)
    1,050      Vornado Realty Trust                                                                  132
                                                                                                --------
               REITs - INDUSTRIAL (0.1%)
    2,175      ProLogis                                                                              142
                                                                                                --------
               REITs - OFFICE (0.1%)
    2,590      Equity Office Properties Trust                                                        125
                                                                                                --------
               REITs - RESIDENTIAL (0.2%)
    1,100      Apartment Investment and Management Co. "A"                                            63
    1,875      Archstone-Smith Trust                                                                 113
    2,475      Equity Residential Properties Trust                                                   132
                                                                                                --------
                                                                                                     308
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               REITs - RETAIL (0.1%)
    1,650      Simon Property Group, Inc.                                                       $    168
                                                                                                --------
               REITs - SPECIALIZED (0.0%)(g)
      620      Plum Creek Timber Co., Inc.                                                            23
      725      Public Storage, Inc.                                                                   70
                                                                                                --------
                                                                                                      93
                                                                                                --------
               SPECIALIZED FINANCE (0.1%)
    1,820      CIT Group, Inc.                                                                        95
    2,230      Moody's Corp.                                                                         155
                                                                                                --------
                                                                                                     250
                                                                                                --------
               THRIFTS & MORTGAGE FINANCE (0.7%)
    4,970      Countrywide Financial Corp.                                                           197
    9,030      Fannie Mae                                                                            515
    6,470      Freddie Mac                                                                           435
      840      MGIC Investment Corp.                                                                  49
    6,030      Washington Mutual, Inc.                                                               263
                                                                                                --------
                                                                                                   1,459
                                                                                                --------
               Total Financials                                                                   20,675
                                                                                                --------
               HEALTH CARE (5.8%)
               ------------------
               BIOTECHNOLOGY (0.5%)
   10,930      Amgen, Inc.*                                                                          776
      900      Biogen Idec, Inc.*                                                                     47
    2,390      Genzyme Corp.*                                                                        154
    2,300      MedImmune, Inc.*                                                                       75
                                                                                                --------
                                                                                                   1,052
                                                                                                --------
               HEALTH CARE DISTRIBUTORS (0.1%)
    1,510      AmerisourceBergen Corp.                                                                70
    1,300      Patterson Companies, Inc.*                                                             48
                                                                                                --------
                                                                                                     118
                                                                                                --------
               HEALTH CARE EQUIPMENT (0.9%)
    6,120      Baxter International, Inc.                                                            274
    2,310      Becton, Dickinson & Co.                                                               166
   11,000      Boston Scientific Corp.*                                                              174
      600      C.R. Bard, Inc.                                                                        49
   11,150      Medtronic, Inc.                                                                       581
    3,430      St. Jude Medical, Inc.*                                                               128

28

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
    2,800      Stryker Corp.                                                                    $    145
    2,300      Zimmer Holdings, Inc.*                                                                168
                                                                                                --------
                                                                                                   1,685
                                                                                                --------
               HEALTH CARE FACILITIES (0.0%)(g)
      790      Manor Care, Inc.                                                                       38
    4,440      Tenet Healthcare Corp.*                                                                31
                                                                                                --------
                                                                                                      69
                                                                                                --------
               HEALTH CARE SERVICES (0.2%)
    4,770      Caremark Rx, Inc.                                                                     225
    1,300      Express Scripts, Inc.*                                                                 89
    1,195      Laboratory Corp. of America Holdings*                                                  84
    1,500      Quest Diagnostics, Inc.                                                                80
                                                                                                --------
                                                                                                     478
                                                                                                --------
               HEALTH CARE SUPPLIES (0.0%)(g)
      540      Bausch & Lomb, Inc.                                                                    26
                                                                                                --------
               HEALTH CARE TECHNOLOGY (0.0%)(g)
    1,950      IMS Health, Inc.                                                                       53
                                                                                                --------
               LIFE SCIENCES TOOLS & SERVICES (0.2%)
    1,680      Applera Corp. - Applied Biosystems Group                                               61
      500      Millipore Corp.*                                                                       34
    1,220      PerkinElmer, Inc.                                                                      27
    3,810      Thermo Fisher Scientific, Inc.*                                                       167
    1,000      Waters Corp.*                                                                          50
                                                                                                --------
                                                                                                     339
                                                                                                --------
               MANAGED HEALTH CARE (0.5%)
    5,800      Aetna, Inc.                                                                           240
    1,150      CIGNA Corp.                                                                           145
    7,740      UnitedHealth Group, Inc.                                                              380
    4,100      WellPoint, Inc.*                                                                      310
                                                                                                --------
                                                                                                   1,075
                                                                                                --------
               PHARMACEUTICALS (3.4%)
   14,090      Abbott Laboratories                                                                   657
    1,000      Barr Pharmaceuticals, Inc.*                                                            51
   14,970      Bristol-Myers Squibb Co.                                                              372
    9,580      Eli Lilly and Co.                                                                     513

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
    3,060      Forest Laboratories, Inc.*                                                       $    149
   18,635      Johnson & Johnson                                                                   1,228
    2,300      King Pharmaceuticals, Inc.*                                                            38
   19,375      Merck & Co., Inc.                                                                     862
      600      Mylan Laboratories, Inc.                                                               12
   67,900      Pfizer, Inc.                                                                        1,867
   13,790      Schering-Plough Corp.                                                                 304
    1,000      Watson Pharmaceuticals, Inc.*                                                          26
   12,500      Wyeth                                                                                 604
                                                                                                --------
                                                                                                   6,683
                                                                                                --------
               Total Health Care                                                                  11,578
                                                                                                --------
               INDUSTRIALS (5.0%)
               ------------------
               AEROSPACE & DEFENSE (1.3%)
    6,400      Boeing Co.                                                                            567
    3,600      General Dynamics Corp.                                                                269
    1,200      Goodrich Corp.                                                                         54
    5,200      Honeywell International, Inc.                                                         224
    1,180      L-3 Communications Holdings, Inc.                                                      97
    3,100      Lockheed Martin Corp.                                                                 280
    3,100      Northrop Grumman Corp.                                                                208
    4,075      Raytheon Co.                                                                          208
    1,400      Rockwell Collins, Inc.                                                                 84
    8,900      United Technologies Corp.                                                             574
                                                                                                --------
                                                                                                   2,565
                                                                                                --------
               AIR FREIGHT & LOGISTICS (0.3%)
    2,070      FedEx Corp.                                                                           239
    5,240      United Parcel Service, Inc. "B"                                                       408
                                                                                                --------
                                                                                                     647
                                                                                                --------
               BUILDING PRODUCTS (0.1%)
    1,610      American Standard Companies, Inc.                                                      72
    2,480      Masco Corp.                                                                            71
                                                                                                --------
                                                                                                     143
                                                                                                --------
               COMMERCIAL PRINTING (0.1%)
    1,349      Idearc, Inc.*                                                                          37
    1,990      R.R. Donnelley & Sons Co.                                                              70
                                                                                                --------
                                                                                                     107
                                                                                                --------

30

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               CONSTRUCTION & ENGINEERING (0.0%)(g)
      625      Fluor Corp.                                                                      $     55
                                                                                                --------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.3%)
    4,175      Caterpillar, Inc.                                                                     259
      445      Cummins, Inc.                                                                          53
    2,150      Deere & Co.                                                                           207
      600      Navistar International Corp., Inc.*                                                    19
    2,435      PACCAR, Inc.                                                                          159
                                                                                                --------
                                                                                                     697
                                                                                                --------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.1%)
      960      Avis Budget Group, Inc.                                                                20
    1,230      Cintas Corp.                                                                           52
    1,200      Equifax, Inc.                                                                          45
                                                                                                --------
                                                                                                     117
                                                                                                --------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    1,540      American Power Conversion Corp.                                                        47
      825      Cooper Industries Ltd. "A"                                                             75
    3,750      Emerson Electric Co.                                                                  325
                                                                                                --------
                                                                                                     447
                                                                                                --------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
    1,950      Allied Waste Industries, Inc.*                                                         25
    4,875      Waste Management, Inc.                                                                178
                                                                                                --------
                                                                                                     203
                                                                                                --------
               HUMAN RESOURCES & EMPLOYMENT SERVICES (0.0%)(g)
    1,600      Robert Half International, Inc.                                                        62
                                                                                                --------
               INDUSTRIAL CONGLOMERATES (1.8%)
    7,000      3M Co.                                                                                570
   69,680      General Electric Co.                                                                2,459
      125      Textron, Inc.                                                                          12
   18,860      Tyco International Ltd.                                                               571
                                                                                                --------
                                                                                                   3,612
                                                                                                --------
               INDUSTRIAL MACHINERY (0.3%)
    2,075      Danaher Corp.                                                                         152
    1,800      Dover Corp.                                                                            90
    1,335      Eaton Corp.                                                                           103
      410      Ingersoll-Rand Co. Ltd. "A"                                                            16

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
    1,030      ITT Industries, Inc.                                                             $     56
    1,210      Pall Corp.                                                                             38
    1,140      Parker-Hannifin Corp.                                                                  95
                                                                                                --------
                                                                                                     550
                                                                                                --------
               OFFICE SERVICES & SUPPLIES (0.1%)
    1,060      Avery Dennison Corp.                                                                   72
    2,065      Pitney Bowes, Inc.                                                                     95
                                                                                                --------
                                                                                                     167
                                                                                                --------
               RAILROADS (0.3%)
      790      Burlington Northern Santa Fe Corp.                                                     60
    3,850      CSX Corp.                                                                             138
    3,900      Norfolk Southern Corp.                                                                192
    1,925      Union Pacific Corp.                                                                   174
                                                                                                --------
                                                                                                     564
                                                                                                --------
               TRADING COMPANIES & DISTRIBUTORS (0.0%)(g)
      740      W.W. Grainger, Inc.                                                                    54
                                                                                                --------
               TRUCKING (0.0%)(g)
      575      Ryder System, Inc.                                                                     30
                                                                                                --------
               Total Industrials                                                                  10,020
                                                                                                --------
               INFORMATION TECHNOLOGY (7.9%)
               -----------------------------
               APPLICATION SOFTWARE (0.2%)
    5,600      Adobe Systems, Inc.*                                                                  225
    2,200      Autodesk, Inc.*                                                                        91
    1,575      Citrix Systems, Inc.*                                                                  45
    3,540      Compuware Corp.*                                                                       30
    3,440      Intuit, Inc.*                                                                         108
    1,100      Parametric Technology Corp.*                                                           21
                                                                                                --------
                                                                                                     520
                                                                                                --------
               COMMUNICATIONS EQUIPMENT (1.3%)
    1,130      ADC Telecommunications, Inc.*                                                          16
    1,440      Andrew Corp.*                                                                          14
   45,555      Cisco Systems, Inc.*                                                                1,224
    1,900      Comverse Technology, Inc.*                                                             37
   14,560      Corning, Inc.*                                                                        314
    2,012      JDS Uniphase Corp.*                                                                    37
    5,260      Juniper Networks, Inc.*                                                               112

32

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
   23,000      Motorola, Inc.                                                                   $    510
   10,900      QUALCOMM, Inc.                                                                        399
                                                                                                --------
                                                                                                   2,663
                                                                                                --------
               COMPUTER HARDWARE (1.9%)
    7,700      Apple Computer, Inc.*                                                                 706
   21,010      Dell, Inc.*                                                                           573
   23,010      Hewlett-Packard Co.                                                                   908
   14,220      International Business Machines Corp.                                               1,307
    1,655      NCR Corp.*                                                                             71
   32,700      Sun Microsystems, Inc.*                                                               177
                                                                                                --------
                                                                                                   3,742
                                                                                                --------
               COMPUTER STORAGE & PERIPHERALS (0.3%)
   21,930      EMC Corp.*                                                                            288
    1,080      Lexmark International, Inc. "A"*                                                       74
    3,510      Network Appliance, Inc.*                                                              138
    1,450      QLogic Corp.*                                                                          32
                                                                                                --------
                                                                                                     532
                                                                                                --------
               DATA PROCESSING & OUTSOURCED SERVICES (0.4%)
    5,360      Automatic Data Processing, Inc.                                                       259
    1,570      Computer Sciences Corp.*                                                               82
    1,250      Convergys Corp.*                                                                       30
    4,790      Electronic Data Systems Corp.                                                         130
    2,465      First Data Corp.                                                                       62
      900      Fiserv, Inc.*                                                                          46
    3,130      Paychex, Inc.                                                                         123
    1,200      Sabre Holdings Corp. "A"                                                               33
    5,405      Western Union Co.*                                                                    123
                                                                                                --------
                                                                                                     888
                                                                                                --------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.1%)
    3,910      Agilent Technologies, Inc.*                                                           125
    2,040      Symbol Technologies, Inc.                                                              30
      600      Tektronix, Inc.                                                                        18
                                                                                                --------
                                                                                                     173
                                                                                                --------
               ELECTRONIC MANUFACTURING SERVICES (0.1%)
    1,720      Jabil Circuit, Inc.                                                                    49
    1,300      Molex, Inc.                                                                            42
    4,940      Sanmina-SCI Corp.*                                                                     18
    8,500      Solectron Corp.*                                                                       28
                                                                                                --------
                                                                                                     137
                                                                                                --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               HOME ENTERTAINMENT SOFTWARE (0.1%)
    2,900      Electronic Arts, Inc.*                                                           $    162
                                                                                                --------
               INTERNET SOFTWARE & SERVICES (0.7%)
   10,960      eBay, Inc.*                                                                           355
    1,630      Google, Inc. "A"*                                                                     790
    2,270      VeriSign, Inc.*                                                                        59
   10,850      Yahoo!, Inc.*                                                                         293
                                                                                                --------
                                                                                                   1,497
                                                                                                --------
               IT CONSULTING & OTHER SERVICES (0.0%)(g)
    3,210      Unisys Corp.*                                                                          23
                                                                                                --------
               OFFICE ELECTRONICS (0.1%)
    8,900      Xerox Corp.*                                                                          147
                                                                                                --------
               SEMICONDUCTOR EQUIPMENT (0.3%)
   14,500      Applied Materials, Inc.                                                               260
    3,600      Freescale Semiconductor, Inc. "B"*                                                    144
    1,900      KLA-Tencor Corp.                                                                       98
    1,250      Novellus Systems, Inc.*                                                                39
    1,800      Teradyne, Inc.*                                                                        27
      503      Verigy Ltd.*                                                                            9
                                                                                                --------
                                                                                                     577
                                                                                                --------
               SEMICONDUCTORS (1.0%)
    4,670      Advanced Micro Devices, Inc.*                                                         101
    3,300      Altera Corp.*                                                                          66
    3,340      Analog Devices, Inc.                                                                  109
    3,370      Broadcom Corp. "A"*                                                                   111
   53,970      Intel Corp.                                                                         1,152
    1,720      Linear Technology Corp.                                                                55
    3,000      Maxim Integrated Products, Inc.                                                        94
    1,100      Micron Technology, Inc.*                                                               16
    2,950      NVIDIA Corp.*                                                                         109
    1,900      PMC-Sierra, Inc.*                                                                      15
    3,220      Xilinx, Inc.                                                                           86
                                                                                                --------
                                                                                                   1,914
                                                                                                --------
               SYSTEMS SOFTWARE (1.4%)
    1,925      BMC Software, Inc.*                                                                    63
    4,200      CA, Inc.                                                                               91

34

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
   57,695      Microsoft Corp.                                                                  $  1,692
    3,200      Novell, Inc.*                                                                          20
   37,627      Oracle Corp.*                                                                         716
    9,580      Symantec Corp.*                                                                       203
                                                                                                --------
                                                                                                   2,785
                                                                                                --------
               Total Information Technology                                                       15,760
                                                                                                --------
               MATERIALS (1.4%)
               ----------------
               ALUMINUM (0.1%)
    6,640      Alcoa, Inc.                                                                           207
                                                                                                --------
               CONSTRUCTION MATERIALS (0.0%)(g)
      970      Vulcan Materials Co.                                                                   86
                                                                                                --------
               DIVERSIFIED CHEMICALS (0.4%)
      800      Ashland, Inc.                                                                          54
    8,990      Dow Chemical Co.                                                                      360
    2,350      E.I. du Pont de Nemours & Co.                                                         110
      700      Eastman Chemical Co.                                                                   42
    1,200      Hercules, Inc.*                                                                        22
    1,500      PPG Industries, Inc.                                                                   96
                                                                                                --------
                                                                                                     684
                                                                                                --------
               DIVERSIFIED METALS & MINING (0.1%)
    1,510      Phelps Dodge Corp.                                                                    186
                                                                                                --------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
    4,200      Monsanto Co.                                                                          202
                                                                                                --------
               FOREST PRODUCTS (0.1%)
    1,030      Louisiana-Pacific Corp.                                                                22
    2,300      Weyerhaeuser Co.                                                                      149
                                                                                                --------
                                                                                                     171
                                                                                                --------
               GOLD (0.1%)
    1,820      Freeport-McMoRan Copper & Gold, Inc. "B"                                              114
    2,300      Newmont Mining Corp.                                                                  108
                                                                                                --------
                                                                                                     222
                                                                                                --------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               INDUSTRIAL GASES (0.2%)
    1,975      Air Products & Chemicals, Inc.                                                   $    136
    2,800      Praxair, Inc.                                                                         175
                                                                                                --------
                                                                                                     311
                                                                                                --------
               METAL & GLASS CONTAINERS (0.1%)
    1,000      Ball Corp.                                                                             43
    1,500      Pactiv Corp.*                                                                          51
                                                                                                --------
                                                                                                      94
                                                                                                --------
               PAPER PACKAGING (0.0%)(g)
    1,010      Bemis Co., Inc.                                                                        35
      100      Sealed Air Corp.                                                                        6
    1,000      Temple-Inland, Inc.                                                                    39
                                                                                                --------
                                                                                                      80
                                                                                                --------
               PAPER PRODUCTS (0.0%)(g)
    1,650      MeadWestVaco Corp.                                                                     49
                                                                                                --------
               SPECIALTY CHEMICALS (0.1%)
    1,650      Ecolab, Inc.                                                                           73
      990      International Flavors & Fragrances, Inc.                                               46
      600      Sigma-Aldrich Corp.                                                                    46
                                                                                                --------
                                                                                                     165
                                                                                                --------
               STEEL (0.1%)
      750      Allegheny Technologies, Inc.                                                           67
    2,250      Nucor Corp.                                                                           135
    1,000      United States Steel Corp.                                                              75
                                                                                                --------
                                                                                                     277
                                                                                                --------
               Total Materials                                                                     2,734
                                                                                                --------
               TELECOMMUNICATION SERVICES (1.9%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (1.6%)
   33,665      AT&T, Inc.                                                                          1,142
   16,155      BellSouth Corp.                                                                       720
    1,300      CenturyTel, Inc.                                                                       55
    2,700      Citizens Communications Co.                                                            38
   11,400      Qwest Communications International, Inc.*                                              88
   26,995      Verizon Communications, Inc.                                                          943
    3,846      Windstream Corp.                                                                       54
                                                                                                --------
                                                                                                   3,040
                                                                                                --------

36

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.3%)
    3,620      ALLTEL Corp.                                                                     $    206
   22,920      Sprint Nextel Corp.                                                                   447
                                                                                                --------
                                                                                                     653
                                                                                                --------
               Total Telecommunication Services                                                    3,693
                                                                                                --------
               UTILITIES (1.8%)
               ----------------
               ELECTRIC UTILITIES (0.8%)
      900      Allegheny Energy, Inc.*                                                                40
    3,730      American Electric Power Co., Inc.                                                     155
      170      Edison International                                                                    8
    1,980      Entergy Corp.                                                                         181
    6,365      Exelon Corp.                                                                          386
    3,195      FirstEnergy Corp.                                                                     191
    3,770      FPL Group, Inc.                                                                       201
      950      Pinnacle West Capital Corp.                                                            47
    3,040      PPL Corp.                                                                             110
    5,930      Southern Co.                                                                          215
                                                                                                --------
                                                                                                   1,534
                                                                                                --------
               GAS UTILITIES (0.0%)(g)
      420      NICOR, Inc.                                                                            21
      400      Peoples Energy Corp.                                                                   17
                                                                                                --------
                                                                                                      38
                                                                                                --------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.3%)
    5,200      AES Corp.*                                                                            122
    1,710      Constellation Energy Group, Inc.                                                      117
    1,500      Dynegy, Inc. "A"*                                                                      10
    4,420      TXU Corp.                                                                             254
                                                                                                --------
                                                                                                     503
                                                                                                --------
               MULTI-UTILITIES (0.7%)
    1,650      Ameren Corp.                                                                           90
    3,000      CenterPoint Energy, Inc.                                                               49
    2,100      CMS Energy Corp.*                                                                      34
    2,200      Consolidated Edison, Inc.                                                             106
    3,340      Dominion Resources, Inc.                                                              270
    1,680      DTE Energy Co.                                                                         79
   11,884      Duke Energy Corp.                                                                     377

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                  MARKET
   NUMBER                                                                                          VALUE
OF SHARES      SECURITY                                                                            (000)
--------------------------------------------------------------------------------------------------------
    1,800      Keyspan Corp.                                                                    $     74
    2,620      NiSource, Inc.                                                                         65
    2,200      PG&E Corp.                                                                            101
    1,400      Sempra Energy                                                                          76
    1,900      TECO Energy, Inc.                                                                      32
    2,610      Xcel Energy, Inc.                                                                      60
                                                                                                --------
                                                                                                   1,413
                                                                                                --------
               Total Utilities                                                                     3,488
                                                                                                --------
               Total Blue Chip Stocks (cost: $81,069)                                             97,623
                                                                                                --------

               TOTAL INVESTMENTS (COST: $177,532)                                               $201,180
                                                                                                ========

38

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

         PORTFOLIO DESCRIPTION ABBREVIATIONS

         GO       General Obligation

         ISD      Independent School District

         MTA      Metropolitan Transportation Authority

         PCRB     Pollution Control Revenue Bond

         PRE      Prerefunded to a date prior to maturity

         RB       Revenue Bond

         SFH      Single-Family Housing

         USD      Unified School District

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

         (LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

         (LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from DEPFA Bank plc.

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         (INS) Principal and interest payments are insured by one of the following: ACA Financial Guaranty Corp., CIFG Assurance N.A., Federal Housing Administration, Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp.

         (NBGA) Principal and interest payments are guaranteed by a non-bank guarantee agreement from Texas Permanent School Fund.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by USAA Investment Management Company (the Manager) under liquidity guidelines approved by the Board of Trustees, unless otherwise noted as illiquid.

         (c) At November 30, 2006, portions of these securities were segregated to cover when-issued purchases.

         (d) At November 30, 2006, the aggregate market value of securities purchased on a when-issued basis was $4,029,000.

         (e) Variable-rate demand notes (VRDNs) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

40

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS
           (continued)

                       USAA GROWTH AND TAX STRATEGY FUND
                         NOVEMBER 30, 2006 (UNAUDITED)

         (f) Rate represents the money market fund annualized seven-day yield at November 30, 2006.

         (g) Represents less than 0.1% of net assets.

         (h) Northern Trust Corp. is the parent of Northern Trust Investments, N.A. (NTI), which is the subadviser of the Fund.

         * Non-income-producing security for the 12 months preceding November 30, 2006.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value (identified cost of $177,532)   $201,180
   Cash                                                                             53
   Receivables:
      Capital shares sold                                                           37
      Dividends and interest                                                     1,354
      Securities sold                                                               76
                                                                              --------
         Total assets                                                          202,700
                                                                              --------
LIABILITIES
   Payables:
      Securities purchased                                                       3,972
      Capital shares redeemed                                                       22
   Accrued management fees                                                          81
   Other accrued expenses and payables                                              27
                                                                              --------
         Total liabilities                                                       4,102
                                                                              --------
            Net assets applicable to capital shares outstanding               $198,598
                                                                              ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                            $163,605
   Accumulated undistributed net investment income                                 995
   Accumulated net realized gain on investments                                 10,350
   Net unrealized appreciation of investments                                   23,648
                                                                              --------
            Net assets applicable to capital shares outstanding               $198,598
                                                                              ========
   Capital shares outstanding, unlimited number of shares
      authorized, no par value                                                  13,023
                                                                              ========
   Net asset value, redemption price, and offering price per share            $  15.25
                                                                              ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

42

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Dividends                                                                    $   945
   Interest                                                                       2,518
                                                                                -------
      Total income                                                                3,463
                                                                                -------
EXPENSES
   Management fees                                                                  463
   Administration and servicing fees                                                145
   Transfer agent's fees                                                             92
   Custody and accounting fees                                                       64
   Postage                                                                           13
   Shareholder reporting fees                                                        13
   Trustees' fees                                                                     3
   Registration fees                                                                 20
   Professional fees                                                                 33
   Other                                                                              2
                                                                                -------
      Total expenses                                                                848
   Expenses paid indirectly                                                          (4)
                                                                                -------
      Net expenses                                                                  844
                                                                                -------
NET INVESTMENT INCOME                                                             2,619
                                                                                -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
      Unaffiliated transactions                                                  (2,750)
      Affiliated transactions (Note 8)                                                2
   Change in net unrealized appreciation/depreciation                            13,874
                                                                                -------
         Net realized and unrealized gain                                        11,126
                                                                                -------
   Increase in net assets resulting from operations                             $13,745
                                                                                =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA GROWTH AND TAX STRATEGY FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED),
AND YEAR ENDED MAY 31, 2006

                                                               11/30/2006          5/31/2006
                                                               -----------------------------
FROM OPERATIONS
   Net investment income                                         $  2,619           $  4,703
   Net realized gain/(loss) on investments                         (2,748)            18,037
   Change in unrealized appreciation/depreciation
      of investments                                               13,874             (9,039)
                                                                 ---------------------------
      Increase in net assets resulting from operations             13,745             13,701
                                                                 ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                           (2,597)            (4,455)
   Net realized gains                                                   -            (12,308)
                                                                 ---------------------------
      Distributions to shareholders                                (2,597)           (16,763)
                                                                 ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                        4,496             12,589
   Reinvested dividends                                             2,371             15,342
   Cost of shares redeemed                                        (11,172)           (21,583)
                                                                 ---------------------------
      Increase (decrease) in net assets from capital
         share transactions                                        (4,305)             6,348
                                                                 ---------------------------
   Net increase in net assets                                       6,843              3,286

NET ASSETS
   Beginning of period                                            191,755            188,469
                                                                 ---------------------------
   End of period                                                 $198,598           $191,755
                                                                 ===========================
Accumulated undistributed net investment income:
   End of period                                                 $    995           $    973
                                                                 ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                        307                858
   Shares issued for dividends reinvested                             164              1,055
   Shares redeemed                                                   (764)            (1,462)
                                                                 ---------------------------
      Increase (decrease) in shares outstanding                      (293)               451
                                                                 ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA Growth and Tax Strategy Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek a conservative balance between income, the majority of which is exempt from federal income tax, and the potential for long-term growth of capital to preserve purchasing power.

     A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

        1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

        2. Investments in open-end investment companies, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

        3. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

        4. Other debt securities are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

           available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

        5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

           Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

     B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

     C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums are amortized over the life of the respective securities, using the effective yield method for long-term securities and the straight-line method for short-term securities.

     D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2006, net outstanding delayed-delivery commitments, including interest purchased, for the Fund were $3,972,000, all of which were when-issued securities.

     E. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2006, custodian and other bank credits reduced the Fund's expenses by $4,000. For the six-month period ended November 30, 2006, the Fund did not incur any brokerage commission recapture credits.

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

     F. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

     G. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

For the six-month period ended November 30, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 0.6% of the total fees paid to

48

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2007, in accordance with applicable tax law.

Distributions of net investment income are made quarterly. Distributions of realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2006, were $49,292,000 and $52,228,000, respectively.

As of November 30, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of November 30, 2006, were $23,693,000 and $45,000, respectively, resulting in net unrealized appreciation of $23,648,000.

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

     A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund and for directly managing the day-to-day investment of a portion of the Fund's assets, subject to the authority of and supervision by the Trust's

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

        Board of Trustees. The Manager is also authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the day-to-day investment of a portion of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

        The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of certain Lipper indexes. The portion of the performance adjustment that includes periods beginning August 1, 2006, is based on a composite index comprised of 51% of the Lipper General Municipal Debt Funds Index, which tracks the total return performance of the 30 largest funds within this category, and 49% of the Lipper Large Cap Core Funds Index, which tracks the total return performance of the 30 largest funds within this category. The portion of the performance adjustment that includes periods before August 1, 2006, is based on the Lipper Balanced Funds Index, which tracks the total return performance of the 30 largest funds within this category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.50% of the Fund's average net assets for the fiscal year.

        The performance adjustment is calculated monthly by comparing the Fund's performance to that of the relevant Lipper indexes over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

        The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in

50

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

        the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE                    ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                      AS A % OF THE FUND'S AVERAGE NET ASSETS
---------------------------------------------------------------------------------
+/- 0.20% to 0.50%                        +/- 0.04%
+/- 0.51% to 1.00%                        +/- 0.05%
+/- 1.01% and greater                     +/- 0.06%

        (1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

        Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms its relevant Lipper index over that period, even if the Fund had overall negative returns during the performance period.

        For the six-month period ended November 30, 2006, the Fund incurred total management fees, paid or payable to the Manager, of $463,000, which is net of a performance adjustment of $(21,000) that decreased the base management fee of 0.50% by 0.02%.

     B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Northern Trust Investments, N.A. (NTI), under which NTI directs the investment and reinvestment of the portion of the Fund's assets invested in blue chip stocks (as allocated from time to time by the Manager). The Manager (not the Fund) pays NTI a subadvisory fee equal to the greater of a minimum annual fee of $100,000 or a fee at an annual amount of 0.25% on the first $40 million of assets and 0.10% on assets over $40 million of the portion of the Fund's average net assets that NTI manages. For the six-month period ended November 30, 2006, the Manager incurred subadvisory fees, paid or payable to NTI, of $78,000.

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

     C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $145,000.

        In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2006, the Fund reimbursed the Manager $4,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

     D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $25.50 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $92,000.

     E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

52

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           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

(7) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
--------------------------------------------------------------------------------

During the six-month period ended November 30, 2006, in accordance with affiliated transaction procedures approved by the Trust's Board of Trustees, purchases and sales of security transactions were executed between the Fund and the following affiliated USAA fund at the then-current market price with no brokerage commissions incurred.

                                                                                NET REALIZED
                                                                   COST TO        GAIN TO
             SELLER                          PURCHASER            PURCHASER        SELLER
--------------------------------------------------------------------------------------------
USAA Growth and Tax Strategy Fund     USAA New York Bond Fund     $998,000        $2,000

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

     A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting Standards Board
        (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, the Manager has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

     B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

              disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

54

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                SIX-MONTH
                                              PERIOD ENDED
                                               NOVEMBER 30,                         YEAR ENDED MAY 31,
                                               ---------------------------------------------------------------------------------
                                                   2006            2006         2005          2004          2003            2002
                                               ---------------------------------------------------------------------------------
Net asset value at beginning of period         $  14.40        $  14.65     $  14.61      $  13.99      $  14.23        $  15.87
                                               ---------------------------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                            .20             .36          .34           .35           .35             .41
   Net realized and unrealized gain (loss)          .85             .71         1.15           .62          (.17)          (1.60)
                                               ---------------------------------------------------------------------------------
Total from investment operations                   1.05            1.07         1.49           .97           .18           (1.19)
                                               ---------------------------------------------------------------------------------
Less distributions:
   From net investment income                      (.20)           (.34)        (.35)         (.34)         (.37)           (.45)
   From realized capital gains                        -            (.98)       (1.10)         (.01)         (.05)              -
                                               ---------------------------------------------------------------------------------
   Total distributions                             (.20)          (1.32)       (1.45)         (.35)         (.42)           (.45)
                                               ---------------------------------------------------------------------------------
Net asset value at end of period               $  15.25        $  14.40     $  14.65      $  14.61      $  13.99        $  14.23
                                               =================================================================================
Total return (%)*                                  7.35            7.38        10.40          6.96          1.46           (7.59)
Net assets at end of period (000)              $198,598        $191,755     $188,469      $186,759      $186,929        $205,108
Ratio of expenses to average
   net assets (%)**(b)                              .87(a)          .83          .81           .80           .91             .83
Ratio of net investment income to
   average net assets (%)**                        2.71(a)         2.44         2.37          2.41          2.67            2.75
Portfolio turnover (%)                            25.63          111.04       119.99         43.22         52.38           31.81

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period. ** For the six-month period ended
    November 30, 2006, average net assets were $193,050,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                                   (.00%)(+)       (.01%)       (.03%)        (.01%)        (.00%)(+)       (.02%)
    + Represents less than 0.01% of average net assets.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2006, through November 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

56

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA GROWTH AND TAX STRATEGY FUND
NOVEMBER 30, 2006 (UNAUDITED)

         ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                        BEGINNING              ENDING            DURING PERIOD*
                                      ACCOUNT VALUE         ACCOUNT VALUE        JUNE 1, 2006 -
                                       JUNE 1, 2006       NOVEMBER 30, 2006     NOVEMBER 30, 2006
                                    -------------------------------------------------------------
Actual                                  $1,000.00             $1,073.50               $4.52
Hypothetical
   (5% return before expenses)           1,000.00              1,020.71                4.41

         *Expenses are equal to the Fund's annualized expense ratio of 0.87%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 7.35% for the six-month period of June 1, 2006, through November 30, 2006.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:00 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                           INSURANCE o MEMBER SERVICES

27801-0107                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2006

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    01-29-2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01-30-2007
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    01-29-2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.